Commitments and Contingencies - Future Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases
2013		$ 1,484
2014		1,653
2015		1,634
2016		1,595
2017		1,065
Total minimum lease payments		7,431
Capital Leases
2013		1,209
2014		808
2015		416
2016		6
2017		0
Total minimum lease payments		2,439
Less: imputed interest		(344)
Less: current portion		(959)
Capital lease obligations, net of current portion	$ 1,557	$ 1,136	$ 82